DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total debt	$ 6,369	$ 9,556
Less: current portion	(3,187)	(3,187)
long-term debt	$ 3,182	$ 6,369